real estate joint ventures and investment in associate - Summarized financial information (Details) $ in Millions	12 Months Ended
	Dec. 31, 2013 item	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2019 CAD ($)
Current assets
Cash and temporary investments, net		$ 723	$ 848	$ 535
Total		5,032	4,677
Non-current assets
Other		2,004	1,106
Total		42,962	38,596
Assets		47,994	43,273
Current liabilities
Accounts payable and accrued liabilities		3,705	2,971
Current		2,927	1,432
Total		8,273	5,905
Non-current liabilities
Other		907	1,265
Total		23,662	24,800
Liabilities		31,935	30,705
Owners' equity
TELUS		15,116	12,040
Other partners		943	528
Total		16,059	12,568	$ 10,659
Total		$ 47,994	$ 43,273
Miovision Technologies Incorporated
Disclosure of associates
Ownership interest in businesses acquired (as a percentage)		35.00%	28.00%
Real estate joint ventures
Current assets
Cash and temporary investments, net		$ 11	$ 11
Other		28	18
Total		39	29
Non-current assets
Investment property		328	332
Other		10	13
Total		338	345
Assets		377	374
Current liabilities
Accounts payable and accrued liabilities		10	21
Current		10	363
Non-current liabilities
Other		342
Liabilities		352	363
Owners' equity
TELUS		9	5
Other partners		16	6
Total		25	11
Total		377	374
Real estate joint ventures | Construction credit facility commitment
Current liabilities
Construction credit facilities			$ 342
Non-current liabilities
Construction credit facilities		$ 342
TELUS Sky real estate joint venture
Real estate joint ventures
Number of other partners in the transaction | item	2